Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Taxes [Abstract]
Schedule of Components of Provision for Income Taxes	Significant components of the provision for income taxes are as follows:
	December 31, 2025	December 31, 2024	December 31, 2023
Current	$(1)	$242	$631
Income tax expenses	$(1)	$242	$631

Schedule of Reconciles China Statutory Rates

The following table reconciles China statutory rates to the Company’s effective tax rate:

	Year ended December 31,	Year ended December 31,
	2025	2024
China statutory income tax rate	25%	25%
Change in valuation allowance	(25)	(25)%
Effective tax rate	-	-

Schedule of Taxes (Recoverable) Payable

Taxes recoverable consisted of the following:

	December 31, 2025	December 31, 2024
VAT taxes recoverable	$(1,855)	$(1,807)
Corporate income tax recoverable	95	90
Other taxes payable	71	63
Total	$(1,689)	$(1,654)